Subsequent event - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Feb. 28, 2022	Jan. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of private placement	$ 50.0
Subsequent event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid		$ 992.8
Share per price		$ 8.38
Subsequent event [Member] | AMTD Digital [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of acquisition of ordinary shares		82.70%
Percentage of owned issued and outstanding shares		14.40%
Subsequent event [Member] | LOfficiel [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of acquisition of Issued shares			100.00%
Class A Ordinary Shares [Member] | Subsequent event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase of ordinary shares		31,732,000
Newly issued ordinary shares		67,200,330
Class A and Class B Ordinary Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	11,682,242
Class B Ordinary Shares [Member] | Subsequent event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase of ordinary shares		24,202,000
Newly issued ordinary shares		51,253,702